5. CONVERTIBLE NOTES PAYABLE (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Less short term portion	$ (99,069)	$ (68,975)	$ (52,222)
Long term portion	66,558	6,674
Maturity date	Oct. 03, 2013
Unamortized debt discount	205,011	123,525	57,778
Convertible Promissory Notes One [Member]
Total Convertible note payable		12,409
Maturity date	Mar. 21, 2013
Unamortized debt discount	5,091
Convertible Promissory Notes Two [Member]
Total Convertible note payable	315	23,699
Maturity date	Jul. 11, 2013
Unamortized debt discount	1,015	26,301
Convertible Promissory Notes Three [Member]
Total Convertible note payable		19,022
Maturity date	May 06, 2013
Unamortized debt discount	15,978
Convertible Promissory Notes Four [Member]
Total Convertible note payable	22,377	6,096
Maturity date	Oct. 03, 2013
Unamortized debt discount	7,873	18,904
Convertible Promissory Notes Five [Member]
Total Convertible note payable		6,101
Maturity date	Aug. 13, 2013
Unamortized debt discount	26,399
Convertible Promissory Notes Six [Member]
Total Convertible note payable	59,599	6,674
Maturity date	Dec. 31, 2014
Unamortized debt discount	179,401	43,326
Convertible Promissory Notes Seven [Member]
Total Convertible note payable	10,190	1,648
Maturity date	Sep. 19, 2013
Unamortized debt discount	7,310	30,852
Convertible Promissory Notes Eight [Member]
Total Convertible note payable	12,432
Maturity date	Jan. 31, 2014
Unamortized debt discount	17,818
Convertible Promissory Notes Nine [Member]
Total Convertible note payable	18,303
Maturity date	Oct. 29, 2013
Unamortized debt discount	14,197
Convertible Promissory Notes Ten [Member]
Total Convertible note payable	7,873
Maturity date	Mar. 27, 2014
Unamortized debt discount	22,377
Convertible Promissory Notes Eleven [Member]
Total Convertible note payable	11,381
Maturity date	Dec. 27, 2013
Unamortized debt discount	21,119
Convertible Promissory Notes Twelve [Member]
Total Convertible note payable	3,127
Maturity date	Apr. 24, 2014
Unamortized debt discount	13,373
Convertible Promissory Notes Thirteen [Member]
Total Convertible note payable	6,959
Maturity date	Jan. 24, 2015
Unamortized debt discount	108,041
Convertible Promissory Notes Fourteen [Member]
Total Convertible note payable	9,285
Maturity date	Mar. 03, 2014
Unamortized debt discount	69,215
Convertible Promissory Notes Fifteen [Member]
Total Convertible note payable	1,786
Maturity date	Dec. 19, 2013
Unamortized debt discount	30,714
Convertible Promissory Notes [Member]
Total Convertible note payable	165,627	75,649
Less short term portion	(99,069)	(68,975)
Long term portion	$ 66,558	$ 6,674